Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Details) - Significant unobservable inputs (Level 3) [member] - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Financial assets [abstract]
Financial assets	£ 16,850				£ 15,598
Financial liabilities [abstract]
Financial liabilities	5,630				5,681
Net assets (liabilities) [abstract]
Assets (liabilities), net	11,220	£ 12,100				£ 13,567
Purchases, fair value measurement, assets (liabilities) net	(5,094)	(2,742)
Sales, fair value measurement, assets (liabilities) net	(2,750)	(2,476)
Issues, fair value measurement, assets (liabilities) net	(4)
Settlements, fair value measurement, assets (liabilities) net	(257)	(1,732)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	25
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	388	(377)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	21	(325)
IFRS 9 transition impact included [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net				£ 9,470
Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(131)
Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	165
Recurring fair value measurement [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net	11,220
Purchases, fair value measurement, assets (liabilities) net	(5,094)
Sales, fair value measurement, assets (liabilities) net	(2,750)
Issues, fair value measurement, assets (liabilities) net	(4)
Settlements, fair value measurement, assets (liabilities) net	(257)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	388
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	21
Recurring fair value measurement [member] | IFRS 9 transition impact included [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net				9,470
Recurring fair value measurement [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(131)	(215)
Recurring fair value measurement [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	165	137
Recurring fair value measurement [member] | Net derivative financial instruments [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net	(227)	998	[1]			1,375	[1]
Purchases, fair value measurement, assets (liabilities) net	(24)	(94)	[1]
Sales, fair value measurement, assets (liabilities) net	(428)	(207)	[1]
Issues, fair value measurement, assets (liabilities) net	0
Settlements, fair value measurement, assets (liabilities) net	285	(9)	[1]
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0	[1]
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	301	300	[1]
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	213	(250)	[1]
Recurring fair value measurement [member] | Net derivative financial instruments [member] | IFRS 9 transition impact included [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net				137
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(157)	(310)
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	5
Recurring fair value measurement [member] | Investment property [member]
Financial assets [abstract]
Financial assets	11	141				81
Purchases, fair value measurement, assets	0	62
Sales, fair value measurement, assets	(104)	0
Issues, fair value measurement, assets	0
Settlements, fair value measurement, assets	(5)	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Recurring fair value measurement [member] | Investment property [member] | IFRS 9 transition impact included [member]
Financial assets [abstract]
Financial assets				116
Recurring fair value measurement [member] | Investment property [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Recurring fair value measurement [member] | Investment property [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	4	(2)
Issued debt [member]
Financial assets [abstract]
Financial assets	0				0
Financial liabilities [abstract]
Financial liabilities	289				214
Trading portfolio liabilities [member] | Recurring fair value measurement [member]
Financial liabilities [abstract]
Financial liabilities	0	10				7
Purchases, fair value measurement, liabilities	0	0
Sales, fair value measurement, liabilities	(2)	(4)
Issues, fair value measurement, liabilities	0
Settlements, fair value measurement, liabilities	0	1
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	2	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | IFRS 9 transition impact included [member]
Financial liabilities [abstract]
Financial liabilities				4
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	0
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	0	0
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	0	0
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member]
Financial liabilities [abstract]
Financial liabilities	(337)	683				840
Purchases, fair value measurement, liabilities	0	0
Sales, fair value measurement, liabilities	(218)	0
Issues, fair value measurement, liabilities	4
Settlements, fair value measurement, liabilities	6	98
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(219)	(31)
Transfers out of Level 3 of fair value hierarchy, liabilities	125	92
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | IFRS 9 transition impact included [member]
Financial liabilities [abstract]
Financial liabilities				480
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	19	0
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	(2)	(2)
Financial liabilities designated at fair value [member] | Issued debt [member] | Recurring fair value measurement [member]
Financial liabilities [abstract]
Financial liabilities	(289)	227				298
Purchases, fair value measurement, liabilities	0	0
Sales, fair value measurement, liabilities	0	0
Issues, fair value measurement, liabilities	4
Settlements, fair value measurement, liabilities	4	71
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(219)	0
Transfers out of Level 3 of fair value hierarchy, liabilities	125	0
Financial liabilities designated at fair value [member] | Issued debt [member] | Recurring fair value measurement [member] | IFRS 9 transition impact included [member]
Financial liabilities [abstract]
Financial liabilities				214
Financial liabilities designated at fair value [member] | Issued debt [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	19	0
Financial liabilities designated at fair value [member] | Issued debt [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	0	0
Asset-backed loans [member]
Financial assets [abstract]
Financial assets	592				626
Financial liabilities [abstract]
Financial liabilities	0				0
Assets and liabilities held for sale [member]
Financial assets [abstract]
Financial assets	0				29
Financial liabilities [abstract]
Financial liabilities	0				0
Assets and liabilities held for sale [member] | Non-recurring fair value measurement [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net	0	0				574
Purchases, fair value measurement, assets (liabilities) net	0	0
Sales, fair value measurement, assets (liabilities) net	0	(574)
Issues, fair value measurement, assets (liabilities) net	0
Settlements, fair value measurement, assets (liabilities) net	0	0
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	0	0
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	0	0
Assets and liabilities held for sale [member] | Non-recurring fair value measurement [member] | IFRS 9 transition impact included [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net				0
Assets and liabilities held for sale [member] | Non-recurring fair value measurement [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0
Assets and liabilities held for sale [member] | Non-recurring fair value measurement [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0
Interest rate derivatives [member]
Financial assets [abstract]
Financial assets	2,362				2,718
Financial liabilities [abstract]
Financial liabilities	2,747				2,867
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net	(385)	1,040				899
Purchases, fair value measurement, assets (liabilities) net	0	(27)
Sales, fair value measurement, assets (liabilities) net	0	12
Issues, fair value measurement, assets (liabilities) net	0
Settlements, fair value measurement, assets (liabilities) net	96	15
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	343	419
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	58	(202)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | IFRS 9 transition impact included [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net				(150)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(46)	(130)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Foreign exchange derivatives [member]
Financial assets [abstract]
Financial assets	126				160
Financial liabilities [abstract]
Financial liabilities	146				124
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net	(20)	15				81
Purchases, fair value measurement, assets (liabilities) net	0	0
Sales, fair value measurement, assets (liabilities) net	0	0
Issues, fair value measurement, assets (liabilities) net	0
Settlements, fair value measurement, assets (liabilities) net	(17)	(16)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(8)	(3)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(18)	(54)
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | IFRS 9 transition impact included [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net				37
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(30)	2
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	5
Credit derivatives [member]
Financial assets [abstract]
Financial assets	1,151				1,386
Financial liabilities [abstract]
Financial liabilities	226				240
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net	925	1,020				1,370
Purchases, fair value measurement, assets (liabilities) net	(2)	0
Sales, fair value measurement, assets (liabilities) net	3	3
Issues, fair value measurement, assets (liabilities) net	0
Settlements, fair value measurement, assets (liabilities) net	(15)	(19)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(1)	(71)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(2)	0
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | IFRS 9 transition impact included [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net				1,146
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(210)	(263)
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Equity derivatives [member]
Financial assets [abstract]
Financial assets	1,425				1,064
Financial liabilities [abstract]
Financial liabilities	2,172				1,961
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net	(747)	(1,082)				(970)
Purchases, fair value measurement, assets (liabilities) net	(22)	(67)
Sales, fair value measurement, assets (liabilities) net	(431)	(222)
Issues, fair value measurement, assets (liabilities) net	0
Settlements, fair value measurement, assets (liabilities) net	221	11
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(33)	(45)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	175	(1)
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | IFRS 9 transition impact included [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net				(896)
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	129	78
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Commodity derivatives [member]
Financial assets [abstract]
Financial assets	2				6
Financial liabilities [abstract]
Financial liabilities	2				5
Commodity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net	0	5				(5)
Purchases, fair value measurement, assets (liabilities) net	0	0
Sales, fair value measurement, assets (liabilities) net	0	0
Issues, fair value measurement, assets (liabilities) net	0
Settlements, fair value measurement, assets (liabilities) net	0	0
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	0	0
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	0	7
Commodity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | IFRS 9 transition impact included [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net				0
Commodity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	3
Commodity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Government and government sponsored debt [member]
Financial assets [abstract]
Financial assets	25				49
Financial liabilities [abstract]
Financial liabilities	0				0
Corporate debt [member]
Financial assets [abstract]
Financial assets	881				871
Financial liabilities [abstract]
Financial liabilities	0				4
Non-asset-backed loans [member]
Financial assets [abstract]
Financial assets	7,740				6,657
Financial liabilities [abstract]
Financial liabilities	0				0
Private equity investments [member]
Financial assets [abstract]
Financial assets	1,088				817
Financial liabilities [abstract]
Financial liabilities	0				16
Certificates of deposit, commercial paper and other money market instruments [member]
Financial assets [abstract]
Financial assets	0				0
Financial liabilities [abstract]
Financial liabilities	48				250
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member]
Financial liabilities [abstract]
Financial liabilities	(48)	257				319
Purchases, fair value measurement, liabilities	0	0
Sales, fair value measurement, liabilities	(202)	0
Issues, fair value measurement, liabilities	0
Settlements, fair value measurement, liabilities	0	0
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	(31)
Transfers out of Level 3 of fair value hierarchy, liabilities	0	92
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | IFRS 9 transition impact included [member]
Financial liabilities [abstract]
Financial liabilities				250
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	0	0
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	0	1
Equity cash products [member]
Financial assets [abstract]
Financial assets	139				112
Financial liabilities [abstract]
Financial liabilities	0				0
Other [member]
Financial assets [abstract]
Financial assets	1,319				1,103
Financial liabilities [abstract]
Financial liabilities	0				£ 0
Other [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member]
Financial liabilities [abstract]
Financial liabilities	0	199				223
Purchases, fair value measurement, liabilities	0	0
Sales, fair value measurement, liabilities	(16)	0
Issues, fair value measurement, liabilities	0
Settlements, fair value measurement, liabilities	2	27
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Other [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | IFRS 9 transition impact included [member]
Financial liabilities [abstract]
Financial liabilities				16
Other [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	0	0
Other [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	(2)	(3)
Trading portfolio assets [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Financial assets		2,245				2,065
Purchases, fair value measurement, assets	2,389	542
Sales, fair value measurement, assets	(366)	(274)
Issues, fair value measurement, assets	0
Settlements, fair value measurement, assets	(33)	(56)
Total gains and losses in the period recognised in the income statement, assets	0
Total gains or losses recognised in OCI, assets	130	0
Transfers into Level 3 of fair value hierarchy, assets	267	40
Transfers out of Level 3 of fair value hierarchy, assets	(3,841)	(67)
Trading portfolio assets [member] | Recurring fair value measurement [member] | IFRS 9 transition impact included [member]
Financial assets [abstract]
Financial assets				1,977
Trading portfolio assets [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	11	(5)
Trading portfolio assets [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Financial assets	592	486				515
Purchases, fair value measurement, assets	100	46
Sales, fair value measurement, assets	(99)	(69)
Issues, fair value measurement, assets	0
Settlements, fair value measurement, assets	0	(9)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	5	0
Transfers out of Level 3 of fair value hierarchy, assets	(30)	0
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | IFRS 9 transition impact included [member]
Financial assets [abstract]
Financial assets				627
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(11)	3
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Financial assets		40				3
Purchases, fair value measurement, assets	11	37
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0
Settlements, fair value measurement, assets	0	0
Total gains and losses in the period recognised in the income statement, assets	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	35	0
Transfers out of Level 3 of fair value hierarchy, assets	(25)	0
Trading portfolio assets [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member] | IFRS 9 transition impact included [member]
Financial assets [abstract]
Financial assets				49
Trading portfolio assets [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Financial assets		963				969
Purchases, fair value measurement, assets	35	56
Sales, fair value measurement, assets	(17)	(71)
Issues, fair value measurement, assets	0
Settlements, fair value measurement, assets	(23)	(2)
Total gains and losses in the period recognised in the income statement, assets	0
Total gains or losses recognised in OCI, assets	15	0
Transfers into Level 3 of fair value hierarchy, assets	6	27
Transfers out of Level 3 of fair value hierarchy, assets	(881)	(30)
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | IFRS 9 transition impact included [member]
Financial assets [abstract]
Financial assets				871
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	6	14
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Financial assets		403				151
Purchases, fair value measurement, assets	2,239	369
Sales, fair value measurement, assets	(239)	(87)
Issues, fair value measurement, assets	0
Settlements, fair value measurement, assets	0	(21)
Total gains and losses in the period recognised in the income statement, assets	0
Total gains or losses recognised in OCI, assets	11	0
Transfers into Level 3 of fair value hierarchy, assets	6	0
Transfers out of Level 3 of fair value hierarchy, assets	(2,173)	(7)
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | IFRS 9 transition impact included [member]
Financial assets [abstract]
Financial assets				166
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	2	(2)
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Financial assets		91				77
Purchases, fair value measurement, assets	0	32
Sales, fair value measurement, assets	(7)	(7)
Issues, fair value measurement, assets	0
Settlements, fair value measurement, assets	0	0
Total gains and losses in the period recognised in the income statement, assets	0
Total gains or losses recognised in OCI, assets	75	0
Transfers into Level 3 of fair value hierarchy, assets	52	2
Transfers out of Level 3 of fair value hierarchy, assets	(119)	0
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | IFRS 9 transition impact included [member]
Financial assets [abstract]
Financial assets				68
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	35	(13)
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Financial assets		262				350
Purchases, fair value measurement, assets	4	2
Sales, fair value measurement, assets	(4)	(40)
Issues, fair value measurement, assets	0
Settlements, fair value measurement, assets	(10)	(24)
Total gains and losses in the period recognised in the income statement, assets	0
Total gains or losses recognised in OCI, assets	24	0
Transfers into Level 3 of fair value hierarchy, assets	138	11
Transfers out of Level 3 of fair value hierarchy, assets	(51)	(30)
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | IFRS 9 transition impact included [member]
Financial assets [abstract]
Financial assets				196
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(21)	(7)
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through income statement [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Financial assets	7,827	9,061				9,947
Purchases, fair value measurement, assets	2,681	2,044
Sales, fair value measurement, assets	(2,004)	(1,371)
Issues, fair value measurement, assets	0
Settlements, fair value measurement, assets	(510)	(1,765)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	28
Transfers out of Level 3 of fair value hierarchy, assets	(18)	(58)
Financial assets at fair value through income statement [member] | Recurring fair value measurement [member] | IFRS 9 transition impact included [member]
Financial assets [abstract]
Financial assets				7,519
Financial assets at fair value through income statement [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(4)	100
Financial assets at fair value through income statement [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	163	136
Financial assets at fair value through income statement [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Financial assets	5,567	6,989				8,616
Purchases, fair value measurement, assets	16	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0
Settlements, fair value measurement, assets	(510)	(1,706)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	(4)	0
Financial assets at fair value through income statement [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | IFRS 9 transition impact included [member]
Financial assets [abstract]
Financial assets				6,073
Financial assets at fair value through income statement [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(8)	79
Financial assets at fair value through income statement [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through income statement [member] | Private equity investments [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Financial assets	985	490				562
Purchases, fair value measurement, assets	295	31
Sales, fair value measurement, assets	(37)	(106)
Issues, fair value measurement, assets	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	28
Transfers out of Level 3 of fair value hierarchy, assets	(14)	(58)
Financial assets at fair value through income statement [member] | Private equity investments [member] | Recurring fair value measurement [member] | IFRS 9 transition impact included [member]
Financial assets [abstract]
Financial assets				688
Financial assets at fair value through income statement [member] | Private equity investments [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	(3)
Financial assets at fair value through income statement [member] | Private equity investments [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	53	36
Financial assets at fair value through income statement [member] | Equity cash products [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Financial assets	19
Purchases, fair value measurement, assets	11
Sales, fair value measurement, assets	0
Issues, fair value measurement, assets	0
Settlements, fair value measurement, assets	0
Total gains or losses recognised in OCI, assets	0
Transfers into Level 3 of fair value hierarchy, assets	0
Transfers out of Level 3 of fair value hierarchy, assets	0
Financial assets at fair value through income statement [member] | Equity cash products [member] | Recurring fair value measurement [member] | IFRS 9 transition impact included [member]
Financial assets [abstract]
Financial assets				8
Financial assets at fair value through income statement [member] | Equity cash products [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0
Financial assets at fair value through income statement [member] | Equity cash products [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0
Financial assets at fair value through income statement [member] | Other [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Financial assets	1,256	1,582				769
Purchases, fair value measurement, assets	2,359	2,013
Sales, fair value measurement, assets	(1,967)	(1,265)
Issues, fair value measurement, assets	0
Settlements, fair value measurement, assets	0	(59)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Financial assets at fair value through income statement [member] | Other [member] | Recurring fair value measurement [member] | IFRS 9 transition impact included [member]
Financial assets [abstract]
Financial assets				750
Financial assets at fair value through income statement [member] | Other [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	4	24
Financial assets at fair value through income statement [member] | Other [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	110	100
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Financial assets	105
Purchases, fair value measurement, assets	0
Sales, fair value measurement, assets	(68)
Issues, fair value measurement, assets	0
Settlements, fair value measurement, assets	0
Total gains or losses recognised in OCI, assets	0
Transfers into Level 3 of fair value hierarchy, assets	0
Transfers out of Level 3 of fair value hierarchy, assets	(32)
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | IFRS 9 transition impact included [member]
Financial assets [abstract]
Financial assets				205
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Financial assets	103
Purchases, fair value measurement, assets	0
Sales, fair value measurement, assets	(12)
Issues, fair value measurement, assets	0
Settlements, fair value measurement, assets	0
Total gains or losses recognised in OCI, assets	0
Transfers into Level 3 of fair value hierarchy, assets	0
Transfers out of Level 3 of fair value hierarchy, assets	(14)
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member] | IFRS 9 transition impact included [member]
Financial assets [abstract]
Financial assets				129
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Financial assets	1
Purchases, fair value measurement, assets	0
Sales, fair value measurement, assets	(17)
Issues, fair value measurement, assets	0
Settlements, fair value measurement, assets	0
Total gains or losses recognised in OCI, assets	0
Transfers into Level 3 of fair value hierarchy, assets	0
Transfers out of Level 3 of fair value hierarchy, assets	(18)
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | IFRS 9 transition impact included [member]
Financial assets [abstract]
Financial assets				36
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Financial assets	1
Purchases, fair value measurement, assets	0
Sales, fair value measurement, assets	(39)
Issues, fair value measurement, assets	0
Settlements, fair value measurement, assets	0
Total gains or losses recognised in OCI, assets	0
Transfers into Level 3 of fair value hierarchy, assets	0
Transfers out of Level 3 of fair value hierarchy, assets	0
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | IFRS 9 transition impact included [member]
Financial assets [abstract]
Financial assets				£ 40
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	£ 0
Available for sale investments [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Financial assets		348				372
Purchases, fair value measurement, assets		0
Sales, fair value measurement, assets		(46)
Settlements, fair value measurement, assets		(1)
Total gains or losses recognised in OCI, assets		25
Transfers into Level 3 of fair value hierarchy, assets		40
Transfers out of Level 3 of fair value hierarchy, assets		(42)
Available for sale investments [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0
Available for sale investments [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0
Available for sale investments [member] | Private equity investments [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Financial assets		304				294
Purchases, fair value measurement, assets		0
Sales, fair value measurement, assets		(45)
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		23
Transfers into Level 3 of fair value hierarchy, assets		34
Transfers out of Level 3 of fair value hierarchy, assets		0
Available for sale investments [member] | Private equity investments [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0
Available for sale investments [member] | Private equity investments [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		(2)
Available for sale investments [member] | Equity cash products [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Financial assets		40				73
Purchases, fair value measurement, assets		0
Sales, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		1
Transfers into Level 3 of fair value hierarchy, assets		6
Transfers out of Level 3 of fair value hierarchy, assets		(42)
Available for sale investments [member] | Equity cash products [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0
Available for sale investments [member] | Equity cash products [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		2
Available for sale investments [member] | Other [member] | Recurring fair value measurement [member]
Financial assets [abstract]
Financial assets		4				£ 5
Purchases, fair value measurement, assets		0
Sales, fair value measurement, assets		(1)
Settlements, fair value measurement, assets		(1)
Total gains or losses recognised in OCI, assets		1
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		0
Available for sale investments [member] | Other [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0
Available for sale investments [member] | Other [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		£ 0

[1]	D erivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets were £7,872m and derivative financial liabilities were £6,874m .